Segment Reporting - Summary of Segment Reporting (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Revenues:
Revenues	₨ 2,993,662.4	$ 43,289.2	₨ 2,882,951.1	₨ 2,656,495.1
Earnings Before Other Income, Interest and Tax	(286,354.5)	(4,140.8)	106,234.6	104,812.7
Finance costs pertaining to borrowings sourced by vehicle financing segment	(26,156.5)	(378.2)	(19,053.0)	(18,465.0)
Segment results	(312,511.0)	(4,519.0)	87,181.6	86,347.7
Share of profit/(loss) of equity accounted investees	2,095.0	30.3	22,782.6	14,930.0
Reconciliation to net income/(loss):
Assets written off/loss on sale of assets and others (net)	(13,186.7)	(190.7)	(29,148.6)	(11,418.6)
Other income /(loss) (net)	35,438.7	512.5	47,873.3	39,590.1
Foreign exchange gain/(loss) (net)	(5,824.2)	(84.2)	(4,332.9)	(16,590.4)
Interest income	7,864.6	113.7	7,122.4	5,640.7
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)	(31,429.5)	(454.4)	(27,738.3)	(23,900.7)
Income tax expense	25,425.0	367.7	(37,678.2)	(35,035.6)
Net income/(loss)	(292,128.1)	(4,224.1)	66,061.9	59,563.2
Depreciation and amortization	230,197.8	3,328.7	209,818.2	182,405.4
Capital expenditure	342,236.4	4,948.8	415,102.6	311,627.3
Segment assets	2,490,134.4		2,642,734.9		$ 36,008.0
Assets classified as held for sale	1,622.4		25,851.9		23.5
Investment in equity accounted investees	53,348.8		48,878.9		771.4
Investment in equity accounted investees (held for sale)			4,973.5
Reconciliation to total assets:
Investments	104,358.4		154,214.0		1,509.1
Current and non-current income tax assets	12,089.3		11,086.4		174.9
Deferred income taxes	51,511.1		41,064.6	44,221.7	744.9
Other unallocated financial assets	274,055.5		306,706.5		3,963.0
Total assets	2,987,119.9		3,235,510.9		43,194.8
Segment liabilities	1,257,484.9		1,247,412.8		18,183.6
Reconciliation to total liabilities:
Borrowings	1,059,910.7		888,706.8		15,326.6
Current income tax liabilities	10,176.4		15,590.7		147.2
Deferred income taxes	14,910.4		61,257.8	11,806.4	215.6
Other unallocated financial liabilities	86,570.1		98,320.0		1,251.9
Total liabilities	2,429,052.5		2,321,989.9		35,124.9
Investments	104,358.4		154,214.0		1,509.1
Current and non-currentincome tax assets	12,089.3		11,086.4		174.9
Deferred income taxes	51,511.1		41,064.6	44,221.7	744.9
Other unallocated financial assets	274,055.5		306,706.5		3,963.0
Total assets	2,987,119.9		3,235,510.9		$ 43,194.8
Liabilities classified as held for sale			10,701.8
External [Member]
Revenues:
Revenues	2,993,662.4	$ 43,289.2	2,882,951.1	2,656,495.1
Others [Member]
Revenues:
Revenues	35,323.7		31,334.7	31,154.2
Earnings Before Other Income, Interest and Tax	4,103.6		3,045.8	3,797.7
Segment results	4,103.6		3,045.8	3,797.7
Share of profit/(loss) of equity accounted investees	931.8		1,091.6	834.2
Reconciliation to net income/(loss):
Depreciation and amortization	1,617.1		561.2	1,257.1
Capital expenditure	664.5		841.6	3,652.3
Segment assets	20,037.4		3,303.8
Assets classified as held for sale			27,569.1
Investment in equity accounted investees	5,915.0
Investment in equity accounted investees (held for sale)			4,973.5
Reconciliation to total assets:
Segment liabilities	5,290.7		840.2
Reconciliation to total liabilities:
Liabilities classified as held for sale			10,701.8
Others [Member] | External [Member]
Revenues:
Revenues	21,890.9		18,564.7	17,420.2
Others [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues	13,432.8		12,770.0	13,734.0
Inter-segment Eliminations [Member]
Revenues:
Revenues	(13,432.8)		(12,847.9)	(13,720.4)
Earnings Before Other Income, Interest and Tax	(1,201.8)		(1,456.3)	(1,942.8)
Segment results	(1,201.8)		(1,456.3)	(1,942.8)
Reconciliation to net income/(loss):
Depreciation and amortization	(357.6)
Capital expenditure			(187.8)	(1,740.6)
Segment assets	(12,252.5)		(12,031.4)
Assets classified as held for sale			(3,950.5)
Reconciliation to total assets:
Segment liabilities	(2,520.6)		(3,152.2)
Inter-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues	(13,432.8)		(12,847.9)	(13,720.4)
Automotive and related activity [Member]
Revenues:
Revenues	2,971,771.5		2,864,464.3	2,639,061.3
Earnings Before Other Income, Interest and Tax	(289,256.3)		104,645.1	102,957.8
Finance costs pertaining to borrowings sourced by vehicle financing segment	(26,156.5)		(19,053.0)	(18,465.0)
Segment results	(315,412.8)		85,592.1	84,492.8
Share of profit/(loss) of equity accounted investees	1,163.2		21,691.0	14,095.8
Reconciliation to net income/(loss):
Depreciation and amortization	228,938.3		209,257.0	181,148.3
Capital expenditure	341,571.9		414,448.8	309,715.6
Segment assets	2,482,349.5		2,651,462.5
Assets classified as held for sale	1,622.4		2,233.3
Investment in equity accounted investees	47,433.8		48,878.9
Reconciliation to total assets:
Segment liabilities	1,254,714.8		1,249,724.8
Automotive and related activity [Member] | External [Member]
Revenues:
Revenues	2,971,771.5		2,864,386.4	2,639,074.9
Automotive and related activity [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues			77.9	(13.6)
Automotive and related activity [Member] | Tata and other brand vehicles [Member]
Revenues:
Revenues	721,145.9		623,931.7	494,113.1
Earnings Before Other Income, Interest and Tax	13,403.0		2,613.5	(34,871.2)
Segment results	13,403.0		2,613.5	(34,871.2)
Share of profit/(loss) of equity accounted investees	416.7		301.8	252.1
Reconciliation to net income/(loss):
Depreciation and amortization	31,314.4		31,242.8	36,401.0
Capital expenditure	50,196.0		33,559.4	39,980.8
Segment assets	428,820.7		406,765.2
Assets classified as held for sale	1,622.4		2,233.3
Investment in equity accounted investees	4,225.5		3,855.0
Reconciliation to total assets:
Segment liabilities	211,316.5		193,941.8
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Unallocable [Member]
Revenues:
Revenues			96.3
Earnings Before Other Income, Interest and Tax	(4,761.8)		(4,082.1)	(4,635.8)
Segment results	(4,761.8)		(4,082.1)	(4,635.8)
Share of profit/(loss) of equity accounted investees	416.7		301.8	252.1
Reconciliation to net income/(loss):
Depreciation and amortization	1,524.3		1,457.4	1,400.9
Capital expenditure	763.5		859.8	912.2
Segment assets	15,037.0		63,355.4
Investment in equity accounted investees	4,225.5		3,855.0
Reconciliation to total assets:
Segment liabilities	17,521.3		27,198.3
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Commercial Vehicle [Member]
Revenues:
Revenues	579,496.9		494,917.2	414,891.9
Earnings Before Other Income, Interest and Tax	34,007.1		36,694.4	(1,781.7)
Segment results	34,007.1		36,694.4	(1,781.7)
Reconciliation to net income/(loss):
Depreciation and amortization	16,164.1		15,417.3	19,333.6
Capital expenditure	20,100.8		13,554.5	16,562.0
Segment assets	237,225.5		206,937.3
Assets classified as held for sale	1,622.4		2,233.3
Reconciliation to total assets:
Segment liabilities	157,447.7		135,371.8
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Passenger Vehicle [Member]
Revenues:
Revenues	141,649.0		128,918.2	79,221.2
Earnings Before Other Income, Interest and Tax	(15,842.3)		(29,998.8)	(28,453.7)
Segment results	(15,842.3)		(29,998.8)	(28,453.7)
Reconciliation to net income/(loss):
Depreciation and amortization	13,626.0		14,368.1	15,666.5
Capital expenditure	29,331.7		19,145.1	22,506.6
Segment assets	176,558.2		136,472.5
Reconciliation to total assets:
Segment liabilities	36,347.5		31,371.7
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member]
Revenues:
Revenues	721,119.1		623,853.8	494,080.0
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Unallocable [Member]
Revenues:
Revenues			96.3
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Commercial Vehicle [Member]
Revenues:
Revenues	579,496.9		494,917.2	414,891.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Passenger Vehicle [Member]
Revenues:
Revenues	141,622.2		128,840.3	79,188.1
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues	26.8		77.9	33.1
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member] | Passenger Vehicle [Member]
Revenues:
Revenues	26.8		77.9	33.1
Automotive and related activity [Member] | Vehicle Financing [Member]
Revenues:
Revenues	35,125.0		26,152.2	24,556.3
Earnings Before Other Income, Interest and Tax	21,153.3		17,079.3	16,962.2
Finance costs pertaining to borrowings sourced by vehicle financing segment	(26,156.5)		(19,053.0)	(18,465.0)
Segment results	(5,003.2)		(1,973.7)	(1,502.8)
Share of profit/(loss) of equity accounted investees	(7.2)
Reconciliation to net income/(loss):
Depreciation and amortization	186.5		183.4	275.3
Capital expenditure	719.6		471.5	76.1
Segment assets	382,615.8		276,709.4
Investment in equity accounted investees	26.6
Reconciliation to total assets:
Segment liabilities	7,114.3		7,244.0
Automotive and related activity [Member] | Vehicle Financing [Member] | External [Member]
Revenues:
Revenues	33,995.5		26,040.3	24,318.3
Automotive and related activity [Member] | Vehicle Financing [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues	1,129.5		111.9	238.0
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member]
Revenues:
Revenues	2,216,656.9		2,214,492.3	2,120,676.6
Earnings Before Other Income, Interest and Tax	(323,812.6)		84,952.3	120,866.8
Segment results	(323,812.6)		84,952.3	120,866.8
Share of profit/(loss) of equity accounted investees	753.7		21,389.2	13,843.7
Reconciliation to net income/(loss):
Depreciation and amortization	197,437.4		177,830.8	144,472.0
Capital expenditure	290,656.3		380,417.9	269,658.7
Segment assets	1,670,913.0		1,967,993.9
Investment in equity accounted investees	43,181.7		45,023.9
Reconciliation to total assets:
Segment liabilities	1,039,660.5		1,048,546.1
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member] | External [Member]
Revenues:
Revenues	2,216,656.9		2,214,492.3	2,120,676.6
Automotive and related activity [Member] | Intra-segment Eliminations [Member]
Revenues:
Revenues	(1,156.3)		(111.9)	(284.7)
Reconciliation to net income/(loss):
Segment assets			(6.0)
Reconciliation to total assets:
Segment liabilities	(3,376.5)		(7.1)
Automotive and related activity [Member] | Intra-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues	₨ (1,156.3)		₨ (111.9)	₨ (284.7)